UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09223
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Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2015 to June 30, 2016

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title)  /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date  July 28, 2016

======================== Pioneer Strategic Income Fund =========================

ALPHA NATURAL RESOURCES, INC.

Ticker:       ANRZQ          Security ID:  02076XAC6
Meeting Date: JUN 29, 2016   Meeting Type: Written Consent
Record Date:  MAY 23, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan - Class 6c: Non-second Lien    None      For          Management
      Category 2 General Unsecured Claims

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DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: APR 29, 2016   Meeting Type: Annual
Record Date:  APR 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Financial Statements and        For       Against      Management
      Statutory Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       Against      Management
      Corporate Practices and Compensation
      Committee
5     Elect Directors, Chairman and Board     For       For          Management
      Secretary; Approve Their Remuneration
6     Elect Chairmen and Members of Audit     For       For          Management
      Committee and Corporate Practices and
      Compensation Committee
7     Approve Cancellation of 24 Shares,      For       For          Management
      Remaining of Reverse Stock Split
      Approved by AGM on June 29, 2015
8     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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LDK SOLAR CO., LTD.

Ticker:       LDKYQ          Security ID:  50183L107
Meeting Date: JUL 09, 2015   Meeting Type: Annual
Record Date:  JUN 09, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the 2014 Annual Report          For       For          Management
2     Elect Director Xingxue Tong             For       Against      Management
3     Elect Director Shi-an Wu                For       For          Management
4     Ratify KPMG as Auditors                 For       For          Management

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SWIFT ENERGY COMPANY

Ticker:       SFYWQ          Security ID:  870738AK7
Meeting Date: MAR 23, 2016   Meeting Type: Written Consent
Record Date:  FEB 19, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                For       For          Management
2     Opt Out of Voluntary Releases           None      Abstain      Management

========== END NPX REPORT